DIREXION SHARES ETF TRUST
Direxion Auspice Broad Commodity Strategy ETF (COM)
Direxion Flight to Safety Strategy ETF (FLYT)

Supplement dated July 2, 2021 to the
Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”)
dated February 28, 2021, as last supplemented

* * *IMPORTANT NOTICE REGARDING CHANGE OF INVESTMENT POLICY * * *
Summary Prospectuses and Prospectus
Effective August 31, 2021, the investment objective and investment strategy of each Fund will change so that each Fund will track, before fees and expenses, the performance of its respective underlying index noted below:
Fund	Index
Direxion Auspice Broad Commodity Strategy ETF	Auspice Broad Commodity Index
Direxion Flight to Safety Strategy ETF	Solactive Flight to Safety Index
Accordingly, the following sentence is removed from the cover of the Prospectus: “The Funds are actively managed exchange-traded funds.”
Direxion Auspice Broad Commodity Strategy ETF
For the Direxion Auspice Broad Commodity Strategy ETF, on page 2 of the Fund’s Summary Prospectus and on page 1 of the summary section of the Prospectus, the paragraph under the heading “Investment Objective” will be replaced in its entirety with the following:
The Direxion Auspice Broad Commodity Strategy ETF (the “Fund”) seeks investment results, before fees and expenses, that track the Auspice Broad Commodity Index (the “Index”).
Additionally, on page 2 of the Fund’s Summary Prospectus and on page 1 of the summary section of the Prospectus, the paragraphs under the heading “Principal Investment Strategy” will be replaced in their entirety with the following:
The Fund, under normal circumstances, invests at least 80% of its assets in the securities that comprise the Index. The Index is a rules-based index that attempts to capture trends in the commodity markets. The Index uses a quantitative methodology to track a diversified portfolio of 12 different commodity futures contracts, or “components.” The position size of each component included in the Index is dependent on the historical volatility of that component and the total Index value, and is independent of the volatility and position of the other components in the Index. Each Index component is then positioned either long or flat (no position, which has the effect of removing exposure to a particular commodity) by the Index, depending upon the prevailing price trend of an individual component. When the Index rules indicate that a component should have a flat position, the Index will not have exposure to that component and at times the Index may not have exposure to all 12 commodities that comprise the Index. The Fund will generally reposition the size of each portfolio holding following each month-end in accordance with the rebalancing of the Index, but also may change the position in a component from a long position to a flat or no position, or vice versa, in any given commodity on a daily basis if the Index is so adjusted.
The Index will replace expiring futures contracts based on an optimization process that selects a contract from the universe of all exchange-traded futures contracts within the next 13-month period. Futures contracts on commodities generally are agreements between two parties where one party agrees to buy, and the counterparty to sell, a set amount of a physical commodity (or, in some contracts, a cash equivalent) at a pre-determined future date and price. The value of commodity futures contracts is based upon the price movements of the underlying commodities.
The Fund will invest up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to commodity returns within the limits of the federal tax laws, which limit the ability of investment companies such as the Fund to invest directly in such instruments. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives and will invest principally in commodity futures and swap contracts, as well as certain short-term fixed-income investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Fund’s holdings will generally consist of short-term fixed income investments while the subsidiary will hold futures contracts. The Adviser will use its discretion to determine how much of the Fund’s total assets to invest in the Subsidiary, however, the Fund’s investment in the Subsidiary may not exceed 25% of the value of its total assets at the end of each quarter of its taxable year. The Subsidiary is a limited partnership operating under Cayman Islands law and is wholly-owned and controlled by the Fund and is advised by the Adviser. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary.

The Fund may invest in futures contracts on the 12 commodities that comprise the Index, which are soybeans, corn, wheat, cotton, sugar, crude oil, natural gas, gasoline, heating oil, copper, gold, and silver. These 12 components are grouped into 3 sectors: Agriculture, Energy, and Metals. As of March 31, 2021, the Index had long exposure to soybeans, corn, wheat, cotton, sugar, crude oil, gasoline, heating oil, copper, and silver, which provide exposure to the Agriculture, Energy, and Metals sectors. The Fund may also invest in Treasury bills, other government securities, money market funds, cash, other short-term bond funds, highly rated corporate or non-governmental fixed-income securities, with maturities of up to 12 months. The Fund expects to use the short-term fixed-income securities as collateral for its commodity-linked derivatives exposure on a day-to-day basis. As of March 31, 2021, the Index had flat exposure to natural gas and gold. The concentration in a sector or specific commodity may change over time.
The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.
The Fund uses a “passive” or indexing approach to attempt to achieve its investment objective. The Fund does not try to outperform the Index and does not generally take temporary defensive positions. Although the Fund intends to fully replicate the Index, at times the Fund may hold a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. This means the Fund may not hold all of the securities included in the Index, its weighting of investment exposure to such stocks or industries may be different from that of the Index and it may hold securities that are not included in the Index. The Fund will rebalance its portfolio when the Index rebalances. Additionally, if the Fund receives a creation unit in cash, the Fund repositions its portfolio in response to assets flowing into or out of the Fund.
The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
The Commodities Futures Trading Commission (the “CFTC”) has adopted certain requirements that subject registered investment companies and their advisors to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net assets in CFTC-regulated futures, options and swaps, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s use of CFTC-regulated futures and swaps above the prescribed levels, it is considered a “commodity pool” under the Commodity Exchange Act.
Direxion Flight to Safety Strategy ETF
For the Direxion Flight to Safety Strategy ETF, on page 2 of the Fund’s Summary Prospectus and on page 8 of the summary section of the Prospectus, the paragraph under the heading “Investment Objective” will be replaced in its entirety with the following:
The Direxion Flight to Strategy Strategy ETF (the “Fund”) seeks investment results, before fees and expenses, that track the Solactive Flight to Safety Index (the “Index”).
Additionally, on page 2 of the Fund’s Summary Prospectus and on page 8 of the summary section of the Prospectus, the paragraphs under the heading “Principal Investment Strategy” will be replaced in their entirety with the following:
The Fund, under normal circumstances, invests at least 80% of its assets in the securities that comprise the Index. The Index measures the performance of a volatility-weighted basket of gold, U.S. listed large-capitalization utility stocks, and U.S. treasury bonds with remaining maturities of greater than 20 years. The Index rebalances on a quarterly basis such that the weight of each component (U.S. treasury bonds, utility stocks, and gold) will be based on the contribution of the volatility of each component to the overall Index. The least volatile component of the Index, based on each component’s trailing 5 year volatility measure, will receive the largest weighting. The gold component will be limited to 22.5% of the Index and its volatility will be based on the volatility of the spot price of gold.
Gold and utility stocks have historically maintained their value during economic downturns, while U.S. treasury bonds are backed by the full faith and credit of the U.S. government. Therefore, these Index components are considered to be “safe havens” for investment during economic downturns or uncertainty. There is no guarantee that these types of investments will continue to be “safe havens” in the future.
The Fund will invest up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”) to obtain and hold gold securities or exposure to the spot price of gold. The Subsidiary is expected to provide the Fund with exposure to commodity returns within the limits of the federal tax laws, which limit the ability of investment companies such as the Fund to invest directly in such instruments. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives and will invest principally in exchange-traded products, commodity futures and swap contracts that hold or provide exposure to gold, as well as certain fixed-income investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions. Under normal circumstances, the Fund would expect to be invested in fixed income and equity securities, while the Subsidiary will hold commodity linked instruments. The Adviser will use its discretion to determine how much of the Fund’s total assets to invest in the Subsidiary, however, the Fund’s investment in the Subsidiary may not exceed 25% of the value of its total assets at the end of each quarter of its taxable year. The Subsidiary is a limited partnership operating under Cayman Islands law and is wholly-owned and controlled by the Fund and is advised by the Adviser. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary.

The Fund may also invest in Treasury bills, other government securities, money market funds, cash, or other short-term bond funds, with maturities of up to 12 months.
The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.
The Fund uses a “passive” or indexing approach to attempt to achieve its investment objective. The Fund does not try to outperform the Index and does not generally take temporary defensive positions. Although the Fund intends to fully replicate the Index, at times the Fund may hold a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. This means the Fund may not hold all of the securities included in the Index, its weighting of investment exposure to such stocks or industries may be different from that of the Index and it may hold securities that are not included in the Index. The Fund will rebalance its portfolio when the Index rebalances. Additionally, if the Fund receives a creation unit in cash, the Fund repositions its portfolio in response to assets flowing into or out of the Fund.
The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
The Commodities Futures Trading Commission (the “CFTC”) has adopted certain requirements that subject registered investment companies and their advisors to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net assets in CFTC-regulated futures, options and swaps, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s use of CFTC-regulated futures and swaps above the prescribed levels, it is considered a “commodity pool” under the Commodity Exchange Act.
Also, the following risk are added to each Fund’s summary prospectus under the heading “Principal Investment Risks” and on page 16 of the statutory Prospectus under “Additional Information Regarding Principal Risks”.
Index Correlation/Tracking Risk — There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its investment objective. The Fund may have difficulty achieving its investment objective due to fees, expenses (including rebalancing expenses), transaction costs, income items, valuation methodology, accounting standards, required compliance with the Fund’s Exchange listing standards, disruptions or illiquidity in the markets for the securities held by the Fund, the Fund’s holding of uninvested cash, costs of complying with various new or existing regulatory requirements (diversification requirements), and transactions carried out to minimize the distribution of capital gains to shareholders and other requirements to maintain pass-through tax treatment. These are costs that may be incurred by the Fund that are not incurred by the Index. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to achieve its investment objective. Activities surrounding Index reconstitutions and other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.
The Fund may not have investment exposure to all of the securities in the Index or its weighting of investment exposure to the securities may be different from that of the Index. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.
Index Strategy Risk —The Fund is linked to an Index maintained by a third party provider unaffiliated with the Fund. Securities held by the Fund will generally not be bought or sold in response to market fluctuations and may be concentrated in a particular industry if the Index is so concentrated. The Fund will generally not sell a security because its issuer is in financial trouble or its value has declined, unless that holding is removed or is anticipated to be removed from the Index.
The Index relies on various sources of information to assess the securities included in the Index, including information that may be based on assumptions or estimates and there is no guarantee that the methodology utilized by the Index Provider will result in the Index achieving positive returns. There is no assurance that the Index Provider’s calculation methodology or sources of information will provide an accurate assessment of the Index’s securities and may result in the Index selecting companies that do not provide products or services that facilitate the ability to work from home. The Index may also underperform other asset classes or similar indices. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
The Fund's performance may deviate from the Index due to legal restrictions or limitations, certain listing standards of the Fund's Exchange, a lack of liquidity of the securities in the Index, potential adverse tax consequences or other regulatory reasons (diversification requirements).
Overview of the Funds
Effective August 31, 2021, the second, third and fourth paragraphs under the heading “Overview of the Funds” on page 14 of the Prospectus will be replaced in their entirety with the following:
Each Fund seeks investment results, before fees and expenses, that track the performance of an underlying index as noted below:

Fund	Index
Direxion Auspice Broad Commodity Strategy ETF	Auspice Broad Commodity Index
Direxion Flight to Safety Strategy ETF	Solactive Flight to Safety Index
At the Adviser’s discretion, the Funds may invest in portfolio of Treasury bills, other government securities, money market funds, cash, other short-term bond funds, highly rated corporate or other non-government fixed-income securities, with maturities of up to 12 months for temporary defensive purposes.
Statement of Additional Information
Effective August 31, 2021, the second paragraph under the heading “Direxion Shares ETF Trust” on page 2 of the SAI will be replaced in its entirety with the following:
Each Fund seeks to provide investment results, before fees and expenses, that correspond to the performance of an underlying index.
Additionally, the first, second and third paragraphs under the heading “Investment Policies and Techniques” on page 3 of the SAI will be replaced in their entirety with the following:
Each Fund seeks investment results, before fees and expenses, that track the performance of an underlying index as noted below:
Fund	Index
Direxion Auspice Broad Commodity Strategy ETF	Auspice Broad Commodity Index
Direxion Flight to Safety Strategy ETF	Solactive Flight to Safety Index
At the Adviser’s discretion, the Funds may invest in portfolio of Treasury bills, other government securities, money market funds, cash, other short-term bond funds, highly rated corporate or other non-government fixed-income securities, with maturities of up to 12 months for temporary defensive purposes.
For more information, please contact the Funds at (833) 547-4417.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.